Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,560	$ 5,430	[1]
Restricted cash	657	770	[1]
Trade receivables	548	496	[1]
Financing receivables	18,957	19,795	[1]	$ 18,890
Inventories, net	7,131	6,452	[1]
Property, plant and equipment, net	6,254	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	537	561	[1]
Equipment under operating leases	1,744	1,845	[1]
Goodwill	2,460	2,472	[1]
Other intangible assets, net	762	792	[1]
Deferred tax assets	748	852	[1]
Derivative assets	113	77	[1]
Other assets	1,892	1,925	[1]
Total Assets	46,363	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,353	25,895	[1]
Trade payables	6,300	6,060	[1]
Deferred tax liabilities	97	94	[1]
Pension, postretirement and other postemployment benefits	1,627	2,300	[1]
Derivative liabilities	126	98	[1]
Other liabilities	9,254	9,594	[1]
Total Liabilities	41,757	44,041	[1]
Total Equity	4,579	4,232		$ 4,304	$ 4,320
Redeemable noncontrolling interest	27	25	[1]
Total Liabilities and Equity	46,363	48,298	[1]
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,026	4,901
Trade receivables	543	490
Financing receivables	1,739	1,718
Inventories, net	6,924	6,236
Property, plant and equipment, net	6,253	6,829
Investments in unconsolidated subsidiaries and affiliates	3,171	3,173
Equipment under operating leases	38	35
Goodwill	2,306	2,316
Other intangible assets, net	749	779
Deferred tax assets	755	869
Derivative assets	111	73
Other assets	1,742	1,742
Total Assets	28,357	29,161
LIABILITIES AND EQUITY
Debt	6,983	7,443
Trade payables	6,191	5,936
Deferred tax liabilities	97	94
Pension, postretirement and other postemployment benefits	1,599	2,280
Derivative liabilities	107	88
Other liabilities	8,774	9,063
Total Liabilities	23,751	24,904
Total Equity	4,579	4,232
Redeemable noncontrolling interest	27	25
Total Liabilities and Equity	28,357	29,161
Financial Activities [Member]
ASSETS
Cash and cash equivalents	534	529
Restricted cash	657	770
Trade receivables	38	53
Financing receivables	20,441	20,699
Inventories, net	207	216
Property, plant and equipment, net	1	2
Investments in unconsolidated subsidiaries and affiliates	208	205
Equipment under operating leases	1,706	1,810
Goodwill	154	156
Other intangible assets, net	13	13
Deferred tax assets	186	198
Derivative assets	13	14
Other assets	320	358
Total Assets	24,478	25,023
LIABILITIES AND EQUITY
Debt	20,593	21,075
Trade payables	150	193
Deferred tax liabilities	192	215
Pension, postretirement and other postemployment benefits	28	20
Derivative liabilities	30	20
Other liabilities	645	686
Total Liabilities	21,638	22,209
Total Equity	2,840	2,814
Total Liabilities and Equity	$ 24,478	$ 25,023

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).